LEASES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
LEASES
Number of non-cancelable operating leases | lease	2
Weighted-average discount rate	4.50%
Weighted-average remaining lease term	1 year
Rent expense under ASC 840 | $	$ 66,459	$ 66,307